Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2020
Disaggregation of Revenue [Abstract]
Disaggregation Of Revenue
The following table sets forth the percentage of Foundry revenues by industry based on total Foundry revenue:

	Year Ended December 31,
	2020	2019
Food and nutrition	35%	39%
Industrial and environmental	29%	13%
Agriculture	13%	18%
Consumer and technology	12%	19%
Other	11%	11%

Total	100%	100%

The following table sets forth the percentage of revenue by geographic location based on total revenue:

	Year Ended December 31,
	2020	2019
North America	95%	95%
Rest of world	5%	5%

Total	100%	100%